Shareholder Report, Holdings (Details)	Aug. 31, 2025
Class A | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
Class A | Netflix [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%
Class A | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%
Class A | Meta Platforms [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
Class A | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
Class A | Walmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
Class A | Amazon [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class A | American Express [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
Class A | Visa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Class A | Mastercard [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.56%
Class A | Communications Servcies [Member]
Holdings [Line Items]
Percent of Total Investments	17.58%
Class A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.74%
Class A | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	8.09%
Class A | Fiancial Services [Member]
Holdings [Line Items]
Percent of Total Investments	28.39%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	3.83%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.43%
Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.21%
Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	32.17%
Class C | Netflix [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%
Class C | Meta Platforms [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
Class C | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
Class C | Walmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
Class C | Amazon [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class C | American Express [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
Class C | Visa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Class C | Mastercard [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
Class C | Nvidia [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
Class C | Alphabet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%
Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.56%
Class C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	8.09%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.43%
Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.21%
Class C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	32.17%
Class C | Communications Services [Member]
Holdings [Line Items]
Percent of Total Investments	17.58%
Class C | Cosumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.74%
Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	28.39%
Class C | Heatlh Care [Member]
Holdings [Line Items]
Percent of Total Investments	3.83%
No Load | Netflix [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%
No Load | Meta Platforms [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
No Load | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
No Load | Walmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
No Load | Amazon [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
No Load | American Express [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
No Load | Visa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
No Load | Mastercard [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
No Load | Nvidia [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
No Load | Alphabet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%
No Load | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.56%
No Load | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.74%
No Load | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	8.09%
No Load | Fiancial Services [Member]
Holdings [Line Items]
Percent of Total Investments	28.39%
No Load | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	0.43%
No Load | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.21%
No Load | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	32.17%
No Load | Heatlh Care [Member]
Holdings [Line Items]
Percent of Total Investments	3.83%
No Load | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	17.58%